Subsequent Events - Additional Information (Detail) - USD ($) $ in Millions	Feb. 28, 2023	Dec. 31, 2022	Jan. 31, 2022
Subsequent Events [Member]
Disclosure of detailed information about business combination [line items]
Prepayment of term loan financing	$ 600
Jaya Grocer [Member] | Major business combination [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting interests acquired		25.00%	75.00%